Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Non Current Assets [Abstract]
Disclosure of Other Non-current Assets
	2021	2020
	(in thousands)
	£	£
Other non-current assets	2,540	—